Condensed Consolidated Statement of Changes in Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Treasury Stock, at Cost [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009	$ (59,961)	$ 6	$ 123,335	$ (103)	$ (8,558)	$ (174,641)
Balance (shares) at Dec. 31, 2009		6,011,496
Stock-based compensation	2,354		2,354
Exercise of stock options	51		51
Exercise of stock options (shares)		10,488
Purchase of treasury stock	(22)			(22)
Translation adjustments	(1,799)				(1,799)
Accretion of Class L preference	(65,962)					(65,962)
Net loss attributable to Bright Horizons Family Solutions Inc.	(9,994)					(9,994)
Balance at Dec. 31, 2010	(135,333)	6	125,740	(125)	(10,357)	(250,597)
Balance (shares) at Dec. 31, 2010		6,021,984
Stock-based compensation	1,158		1,158
Exercise of stock options	12		12
Exercise of stock options (shares)		2,411
Tax benefit from stock option exercises	22		22
Translation adjustments, net of non-controlling interest	(3,804)				(3,804)
Accretion of Class L preference	(72,842)					(72,842)
Net loss attributable to Bright Horizons Family Solutions Inc.	4,759					4,759
Balance at Dec. 31, 2011	(206,028)	6	126,932	(125)	(14,161)	(318,680)
Balance (shares) at Dec. 31, 2011		6,024,395
Stock-based compensation	17,596		17,596
Exercise of stock options	440		440
Exercise of stock options (shares)		86,066
Tax benefit from stock option exercises	874		874
Purchase of treasury stock	(497)			(497)
Acquisition of additional non-controlling interest	4,162		4,868		(706)
Retirement of treasury stock			(622)	622
Retirement of treasury stock (shares)		(47,808)
Translation adjustments, net of non-controlling interest	6,051				6,051
Accretion of Class L preference	(84,647)					(84,647)
Net loss attributable to Bright Horizons Family Solutions Inc.	8,162					8,162
Balance at Dec. 31, 2012	$ (253,887)	$ 6	$ 150,088		$ (8,816)	$ (395,165)
Balance (shares) at Dec. 31, 2012		6,062,653